INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income before Income Taxes

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$

PRC	16,533,265	23,827,863	32,246,850
Hong Kong	(182,447)	(319,685)	(306,499)
Cayman Islands	(32,461)	3,587,894	(2,594,280)
Total income before income taxes	16,318,357	27,096,072	29,346,071

Schedule of Income Tax Expense

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$

Current income tax expense	3,323,591	3,087,902	4,108,376
Deferred income tax benefit	(1,052,265)	(683,078)	(3,471,315)
Total	2,271,326	2,404,824	637,061

Schedule of Income Tax Rate Reconciliation

	Year Ended December 31,
	2013	2014	2015
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Cayman and HK entities not subject to income taxes	0.3%	(3.0)%	2.5%
Research and development bonus deduction	(3.3)%	(2.7)%	(3.3)%
Non-deductible selling, general and administrative expenses
Share based compensation	1.2%	3.8%	4.5%
Other non-deductible selling, general and administrative expenses	0.4%	0.5%	0.6%
ANTE preferential tax rate	(10.2)%	(1.0)%	0.1%
Tarena Hangzhou preferential tax rate	1.4%	(0.1)%	0.7%
Change in valuation allowance	(0.9)%	6.4%	3.1%
Tarena Hangzhou tax holiday	-	(20.0)%	(31.1)%
Deemed profit method differential	(0.2)%	(0.1)%	(0.0)%
Others	0.2%	0.1%	0.1%
Actual income tax expense	13.9%	8.9%	2.2%

Schedule of Deferred Income Tax Assets

	December 31,
	2014	2015
	US$	US$

Deferred income tax assets:
Accounts receivable	2,729,700	5,330,829
Tax loss carry forwards	691,350	1,087,954
Advertising expense	1,151,432	2,104,573
Total deferred income tax assets	4,572,482	8,523,356
Valuation allowance	(2,347,093)	(3,097,761)
Deferred income tax assets, net	2,225,389	5,425,595

Summary of Valuation Allowance

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$

Balance at the beginning of the year	731,828	598,117	2,347,093
Additions of valuation allowance	525,061	1,823,101	1,456,539
Reduction of valuation allowance	(678,916)	(78,687)	(532,478)
Foreign currency translation adjustment	20,144	4,562	(173,393)
Balance at the end of the year	598,117	2,347,093	3,097,761

Schedule of Unrecognized Tax Benefits

	Year Ended December 31,
	2013	2014	2015
	US$	US$	US$

Balance at beginning of year	1,700,106	3,077,693	6,033,774
Increase related to current year tax positions	2,843,585	5,768,868	8,198,639
Settlement	(1,539,717)	(2,813,061)	(5,551,468)
Foreign currency translation adjustment	73,719	274	(456,918)
Balance at end of year	3,077,693	6,033,774	8,224,027